Leases - Schedule of Carrying Amount of Right-of-Use Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 934,434	$ 743,807	$ 743,807	$ 589,721
Remeasurement on lease modifications			475,118	884,288
Depreciation charge	(379,407)	(363,611)	(743,146)	(712,003)	$ (743,956)
Exchange realignment			24,591	(18,199)
Balance ending	542,045		934,434	743,807	589,721
New lease for the year			434,064
Office premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	928,658	738,556	738,556	583,078
Remeasurement on lease modifications			475,118	884,288
Depreciation charge			(740,856)	(710,579)
Exchange realignment			24,602	(18,231)
Balance ending			928,658	738,556	583,078
New lease for the year			431,238
Office equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 5,776	$ 5,251	5,251	6,643
Remeasurement on lease modifications
Depreciation charge			(2,290)	(1,424)
Exchange realignment			(11)	32
Balance ending			5,776	$ 5,251	$ 6,643
New lease for the year			$ 2,826